Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® MSTR Option Income Strategy ETF (MSTY)

Each listed on NYSE Arca, Inc.

October 14, 2025

Supplement to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated February 28, 2025

Effective immediately, all references in the Fund’s summary prospectus, prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.